Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 5,728	$ 5,840	$ 3,505	$ 8,115
Other accounts receivables and prepaid expenses	3,977	3,286	3,159	2,007
Total current assets	9,705	9,126	6,664	10,122
NON-CURRENT ASSETS:
Lease deposit	2	5	5	10
long-term investment	1,077	1,829	917
Property, plant and equipment, net	41	24	28	40
Total long-term assets	1,120	1,858	950	50
Total assets	10,825	10,984	7,614	10,172
CURRENT LIABILITIES:
Trade payables	828	668	427	1,249
Deferred revenues	857	792	330	322
Other accounts payable	676	697	997	933
Warrants exercisable into shares (Series 10-12)				564
Total current liabilities	2,361	2,157	1,754	3,068
NON-CURRENT LIABILITIES:
Deferred revenues	2,077	2,317	846	1,143
Total Long-term liabilities	2,077	2,317	846	1,143
CONTINGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	2,633	2,633	2,123	1,783
Share premium	81,646	81,646	81,104	79,864
Capital reserve from share-based payment transactions	5,767	5,713	5,547	5,167
Warrants exercisable into shares	12,408	12,408	8,815	6,947
Treasury shares, at cost				(970)
Accumulated other comprehensive income	1,127	1,127	1,127	491
Accumulated deficit	(97,194)	(97,017)	(93,702)	(87,363)
Total equity attributable to equity holders of the company			5,014	5,919
Non-controlling interests				42
Total equity	6,387	6,510	5,014	5,961
Total liabilities and equity	$ 10,825	$ 10,984	$ 7,614	$ 10,172